Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of consolidated financial statements

	As of
	September 30, 2020	March 31, 2020
Current assets
Cash and cash equivalents	$156,485	$28,463
Investment	4,452,884	4,600,344
Investment - related party	2,524,197	3,378,706
Amounts due from non-VIE subsidiaries of the Company	1,103,922	926,161
Other assets	357,588	577,968
	8,595,075	9,511,642
Noncurrent assets
Other assets	13,372	80,796

Total Assets	$8,608,448	$9,592,438

Current liabilities
Accounts and other payable	3,912	104,588
Customer advances	234,606	225,129
Amounts due to related party	72,890	395,590
Amounts due to non-VIE subsidiaries of the Company	1,404,647	1,228,332
Provision for taxation	1,874,529	1,796,580

Total Liabilities	$3,590,583	$3,750,219

	For the six months ended September 30,
	2020	2019
Net revenue	$48,451	$699,371
Net (loss) income	$(1,030,590)	$245,672
Net cash (used in) provided by operating activities	$(902,050)	$96,965
Net cash provided by (used in) investing activities	$1,366,421	$(207,879)
Net cash used in financing activities	$(329,663)	$(47,994)

Schedule of exchange rate used for translation
	September 30,	September 30,
	2020	2019
Period/year end RMB:US$ exchange rate	6.8013	7.1406
Period/annual average RMB:US$ exchange rate	7.0012	6.9176
Period/year end HKD:US$ exchange rate	7.7499	7.8396
Period/annual average HKD:US$ exchange rate	7.7507	7.7864

Schedule of property and equipment estimated useful lives
Computer Equipment	1 – 3 years
Office Equipment	4 – 5 years
Motor Vehicle	4 years

Schedule of fair value of financial instruments
Carrying Amount				Estimated
	Level 1	Level 2	Level 3		Fair Value
September 30, 2020
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	5,482,099		5,482,099
Related party investment -wealth management product	-	-	2,524,197		2,524,197

March 31, 2020
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	5,587,984		5,587,984
Related party investment -wealth management product	-	-	3,378,706		3,378,706